CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash Flows from Operating Activities
Net (loss)/income	$ (187.2)	$ 74.0	$ 235.3
Adjustments to reconcile net (loss)/income to net cash provided by operating activities:
Depreciation	275.9	280.3	274.9
Amortization of deferred loan charges	11.7	12.4	12.6
Amortization of favorable contracts	45.1	45.1	74.4
Gain on disposal of PPE	0.0	0.0	(0.8)
Loss on impairment of goodwill	0.0	3.2	0.0
Unrealized loss/(gain) related to derivative financial instruments	27.6	(38.9)	(25.8)
Payment for long term maintenance	(81.4)	(91.6)	(54.9)
Gain on revaluation of contingent consideration	(0.7)	0.0	(89.9)
Deferred tax expense	3.2	0.7	4.6
Accretion of discount on deferred consideration	3.2	5.3	13.2
Changes in operating assets and liabilities, net of effect of acquisitions
Trade accounts receivable	4.2	103.2	(1.6)
Prepaid expenses and accrued income	(2.0)	(3.6)	(4.0)
Trade accounts payable	(8.3)	(11.2)	1.9
Related party balances	(47.3)	(12.9)	16.1
Other assets	0.7	15.5	34.4
Other liabilities	(69.4)	56.5	(4.9)
Changes in deferred revenue	(1.3)	(3.4)	(9.7)
Other, net	0.0	(0.5)	0.4
Net cashflows from operating activities	(26.0)	434.1	476.2
Cash Flows from Investing Activities
Additions to drilling units	(29.7)	(23.4)	(66.7)
Proceeds from sale of assets	0.0	0.0	16.2
Payment received from loans granted to related parties	0.0	0.0	39.4
Net cashflows from investing activities	(29.7)	(23.4)	(11.1)
Cash Flows from Financing Activities
Repayments of long term debt	(192.6)	(296.4)	(215.0)
Debt fees paid	0.0	0.0	(3.8)
Repayments of related party debt	0.0	(24.7)	(66.0)
Contingent consideration paid	(30.0)	(34.0)	(40.0)
Cash distributions	(3.3)	(55.4)	(60.1)
Repayment of shareholder loan	0.0	(6.2)	0.0
Net cashflows from financing activities	(225.9)	(416.7)	(384.9)
Effect of exchange rate changes on cash	0.0	(1.0)	0.8
Net (decrease) / increase in cash and cash equivalents	(281.6)	(7.0)	81.0
Cash and cash equivalents at beginning of the year	841.6	848.6	767.6
Cash and cash equivalents at the end of year	560.0	841.6	848.6
Supplementary disclosure of cash flow information
Interest and other financial items paid	247.6	261.3	200.3
Taxes paid	$ 50.1	$ 24.9	$ 42.9